Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt [Abstract]
Debt

The balance on each facility at the balance sheet date is as follows:

As at
Dec 31, 2013
Facility I (ABN AMRO)	9,000,000
Facility II (ABN AMRO)	46,830,000
Facility III (DVB Bank)	33,030,000

88,860,000
Current portion of long-term debt	9,100,000

Non-current portion of long-term debt	79,760,000

Future Minimum Repayments under Loan Facilities

Future minimum repayments under ASC's loan facilities for each year ended are as follows:

As at
Dec 31, 2013
2014	9,100,000
2015	9,100,000
2016	9,100,000
2017	9,100,000
2018	38,530,000
2019	13,930,000

88,860,000